1290 High Yield Bond Fund Investment Strategy - 1290 High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bank loans, bonds, loan participations, notes and debentures are examples of debt securities. It is expected that the Fund will invest primarily in high-yield corporate bonds as well as floating rate loans, and participations in and assignments of loans. Securities below investment grade include those securities that at the time of purchase are rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or by Standard & Poor’s Global Ratings (“S&P”) or, if unrated, deemed to be of comparable quality by the Fund’s investment adviser, Equitable Investment Management, LLC (the ”Adviser”), or the Fund’s sub-adviser, AXA Investment Managers US Inc. (“AXA IM” or the “Sub-Adviser”). The below investment grade securities in which the Fund invests are generally rated at least Ca by Moody’s or at least CC by Fitch or S&P or, if unrated, deemed to be of comparable quality by the Adviser or the Sub-Adviser. The Fund may continue to hold securities that are downgraded below these ratings subsequent to purchase. The Fund does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Fund may invest in debt securities issued by companies of any size. The Fund may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including U.S. dollar-denominated securities of non-U.S. issuers. The Fund may invest in privately placed and restricted securities (including 144A bonds). The Fund may invest in securities of any maturity; in selecting securities, AXA IM places greater emphasis on credit risk than on maturity or duration. Certain debt instruments in which the Fund may invest may be structured as pay-in-kind securities. The Fund may invest up to 15% of its net assets in illiquid securities.